Short-term investments (Tables)	12 Months Ended
Dec. 31, 2023
Short-term Investments
Summary of Short-term Investments

($)
Balance at September 30, 2020	—
Acquisition of marketable securities in merger with Ely	1,291
Fair value change due to price change	(168)
Fair value change due to foreign exchange	(5)
Balance at September 30, 2021	1,118
Acquisition of Golden Valley and Abitibi	23,360
Addition	949
Dispositions	(17,659)
Fair value change due to price change	(619)
Fair value change due to foreign exchange	50
Balance at September 30, 2022	7,199
Additions	112
Disposition	(4,531)
Fair value change due to price change	481
Fair value change due to foreign exchange	579
Balance at December 31, 2022	3,840
Additions	74
Disposition	(3,308)
Fair value change due to price change	(289)
Fair value change due to foreign exchange	25
Balance at December 31, 2023	342